Trust for Short-Term U.S.
Government Securities

A money market mutual fund investing in U.S. government securities maturing in one year or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           5
How to Redeem Shares                                             7
Account and Share Information                                    8
Who Manages the Fund?                                            9
Financial Information                                           10
Independent Auditors' Report                                    20


JANUARY 31, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

                               [GRAPH GOES HERE]

The bar chart shows the variability of the Fund's actual total returns on a calendar year end basis.

The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).

The Fund's Seven-Day Net Yield as of 12/31/98 was 4.66%.
Average Annual Total Return




Calendar Period                                             Fund
1 Year                                                       5.15%
5 Years                                                      4.99%
10 Years                                                     5.41%




Investors may call the Fund to acquire the current Seven-Day Net Yield by calling 1-800-341-7400.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




Shareholder Fees

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,asapplicable)        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (asapercentageofoffering price)        None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                                                0.40%
Distribution (12b-1) Fee                                                                                                     None
Shareholder Services Fee                                                                                                      0.25%
Other Expenses                                                                                                                0.11%
Total Annual Fund Operating Expenses (before waivers)1                                                                        0.76%
Waiver of Fund Expenses                                                                                                       0.31%
Total Actual Annual Fund Operating Expenses (after waivers)                                                                   0.45%



1 Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the Management Fee, by which the Fund's aggregate annual operating expenses, including the Management Fee but excluding interest, taxes, brokerage commissions, insurance premiums, expenses of registering and qualifying the Fund and its shares under Federal and State laws and regulations, expenses of witholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. As a result, amounts actually incurred by the Fund for Management fee, Shareholder Services fees, and/or Other expenses may be less than the maximum amounts shown in this table.

EXAMPLE


The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 Year   3 Years  5 Years  10 Years

         $78      $243     $422     $942

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities. Portfolio securities and repurchase agreements will have a maturity of 397 days or less. The Fund intends to limit the dollar-weighted average maturity of its portfolio to 90 days or less.



The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 .  current U.S. economic activity and the economic outlook;
 .  current short-term interest rates  ; and



 . recent actions by the Federal Reserve Board regarding short-term interest rates and market expectations regarding future actions.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

The securities in which the Fund invests in can only be U.S. government securities. These instruments are either issued or guaranteed by the U.S.

government, its agencies, or instrumentalities.



What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor markets the Shares described in this prospectus to institutions such as institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional and

 .  Submit your purchase order to the investment professional before 3:00 p.m.

   Eastern time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



By Wire
Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE



 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company


 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

By Telephone



You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.


  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317
All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and

 .  signatures of all Shareholders exactly as registered

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an

   ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.



REDEMPTION IN KIND



Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund

ADDITIONAL CONDITIONS

Telephone Transactions



The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Research. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 20.



Year Ended November 30                         1998             1997           1996            1995            1994
Net Asset Value, Beginning of Period          $   1.00        $   1.00       $   1.00        $   1.00       $     1.00

Income from Investment Operations:

Net investment income                             0.05            0.05           0.05            0.06             0.04
Less Distributions:
Distributions from net investment income         (0.05)          (0.05)         (0.05)          (0.06)           (0.04)
Net Asset Value, End of Period                $   1.00        $   1.00       $   1.00        $   1.00       $     1.00
Total Return1                                     5.20%           5.20%          5.09%           5.63%            3.70%

Ratios to Average Net Assets:

Expenses                                          0.45%           0.45%          0.45%           0.45%            0.45%
Net investment income                             5.09%           5.07%          4.98%           5.47%            3.55%
Supplemental Data:

Net assets, end of period (000 omitted)       $597,685        $675,988       $844,108        $952,757       $1,184,269


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. See Notes which are an integral part of the Financial Statements Portfolio of Investments

NOVEMBER 30, 1998



Principal                                                                                                             Value
Amount

                                                       GOVERNMENT AGENCIES64.5%

$     24,761,000     1  Federal Farm Credit System Discount Notes, 5.160% - 5.280%, 12/11/1998 - 7/7/1999        $   24,479,728
      26,000,000     2  Federal Farm Credit System Floating Rate Notes, 5.019% - 5.448%, 5/3/1999 - 6/17/1999        25,989,419
       4,000,000        Federal Farm Credit System, 5.500%, 4/1/1999                                                  3,998,182
      62,000,000     1  Federal Home Loan Bank System Discount Notes, 5.350% - 5.360%, 12/4/1998 - 2/17/1999         61,594,620
     105,000,000     2  Federal Home Loan Bank System Floating Rate Notes, 4.780% - 5.458%, 12/2/1998 -             104,968,575
                        3/1/1999
      16,800,000        Federal Home Loan Bank System Notes, 5.080% - 5.705%, 3/26/1999 - 11/9/1999                  16,794,592
      36,000,000     1  Federal Home Loan Mortgage Corp. Discount Notes, 4.920% - 5.890%, 1/29/1999 -                35,584,708
                        3/15/1999

       7,000,000     2  Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.202%, 11/17/99                        6,996,028
      78,800,000     1  Federal National Mortgage Association Discount Notes, 4.400% - 5.090%, 2/10/1999 -           77,450,191
                        6/21/1999

      16,000,000     2  Student Loan Marketing Association Floating Rate Notes, 4.790% - 5.260%, 9/15/1999-          15,991,832
                        11/9/1999
      12,000,000        Student Loan Marketing Association, 5.400% - 5.583%, 2/10/1999 - 8/11/1999                   11,997,937
                        TOTAL GOVERNMENT AGENCIES                                                                   385,845,812
                     3  REPURCHASE AGREEMENTS37.0%

      10,000,000        ABN AMRO Chicago Corp., 5.500%, dated 11/30/1998, due 12/1/1998                              10,000,000
       6,000,000   4,5  Deutsche Bank Government Securities, Inc., 5.320%, dated 11/30/1998, due 12/1/1998            6,000,000
      30,000,000     4  Goldman Sachs Group, LP, 5.190%, dated 10/8/1998, due 1/6/1999                               30,000,000
      10,000,000     4  J.P. Morgan & Co., Inc., 5.150%, dated 10/14/1998, due 1/13/1999                             10,000,000
      20,000,000     4  J.P. Morgan & Co., Inc., 5.150%, dated 11/2/1998, due 1/6/1999                               20,000,000
      30,000,000     4  Morgan Stanley Group, Inc., 4.860%, dated 10/15/1998, due 1/14/1999                          30,000,000
      15,000,000        Nationsbanc Montgomery Securities, Inc., 5.500%, dated 11/30/1998, due 12/1/1998             15,000,000
                        REPURCHASE AGREEMENTScontinued3

$    100,000,000        PaineWebber Group, Inc., 5.470%, dated 11/30/1998, due 12/1/1998                         $  100,000,000
                        TOTAL REPURCHASE AGREEMENTS                                                                 221,000,000
                        TOTAL INVESTMENTS (AT AMORTIZED COST)6                                                   $  606,845,812


1  Rates noted reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Represents a forward commitment for the delayed delivery of securities. The fair value of the forward commitment approximates the contract amount at November 30, 1998. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in security prices.

6  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($597,684,819) at November 30, 1998.

The following acronym is used throughout this portfolio:

LP       Limited Partnership

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1998



Assets:
Investments in repurchase agreements                                                     $  221,000,000
Investments in securities                                                                   385,845,812
Total investments in securities, at amortized cost and value                                              $   606,845,812
Income receivable                                                                                               2,070,274
Receivable for shares sold                                                                                          1,543
 TOTAL ASSETS                                                                                                 608,917,629
Liabilities:
Payable to bank                                                                                 232,956
Payable for investments purchased                                                             8,993,376
Income distribution payable                                                                   1,904,056
Accrued expenses                                                                                102,422
 TOTAL LIABILITIES                                                                                             11,232,810
Net Assets for 597,684,819 shares outstanding                                                             $   597,684,819
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$597,684,819 / 597,684,819 shares outstanding                                                                       $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1998



Investment Income:
Interest                                                                                                     $  36,288,610
Expenses:

Investment advisory fee                                                                    $  2,624,751
Administrative personnel and services fee                                                       494,765
Custodian fees                                                                                   55,853
Transfer and dividend disbursing agent fees and expenses                                          7,824
Directors'/Trustees' fees                                                                        14,266
Auditing fees                                                                                    14,874
Legal fees                                                                                        6,933
Portfolio accounting fees                                                                       100,685
Shareholder services fee                                                                      1,640,469
Share registration costs                                                                         15,538
Printing and postage                                                                             10,479
Insurance premiums                                                                                6,000
Miscellaneous                                                                                     9,419
 TOTAL EXPENSES                                                                               5,001,856
Waivers:
Waiver of investment advisory fee                                        $   (721,130)
Waiver of shareholder services fee                                         (1,312,375)
 TOTAL WAIVERS                                                                               (2,033,505)
Net expenses                                                                                                     2,968,351
Net investment income                                                                                        $  33,320,259


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




Year Ended November 30                                                                     1998                   1997
Increase (Decrease) in Net Assets:
Operations:

Net investment income                                                              $       33,320,259      $     36,426,778
Distributions to Shareholders:
Distributions from net investment income                                                  (33,320,259)          (36,426,778)
Share Transactions:

Proceeds from sale of shares                                                            2,254,528,698         2,804,629,799
Net asset value of shares issued to shareholders in payment of                              4,826,995             5,562,130
 distributionsdeclared

Cost of shares redeemed                                                                (2,337,658,641)       (2,978,312,468)
Change in net assets resulting from share transactions                                    (78,302,948)         (168,120,539)
Change in net assets                                                                      (78,302,948)         (168,120,539)
Net Assets:

Beginning of period                                                                       675,987,767           844,108,306
End of period                                                                      $      597,684,819      $    675,987,767


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1998

Trust For Short-Term U.S. Government Securities (the "Fund"), registered under the Investment Company Act of 1940, as amended (the "Act"), is an open-end management investment company. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in aggregated $597,684,819. Transactions in shares were as follows:



Year Ended November 30                                                                           1998                  1997
Shares sold                                                                                   2,254,528,698         2,804,629,799
Shares issued to shareholders in payment of distributions declared                                4,826,995             5,562,130
Shares redeemed                                                                              (2,337,658,641)       (2,978,312,468)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                   (78,302,948)         (168,120,539)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Research, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The

Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid is to obtain certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ, maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities of Trust for Short-Term U.S. Government Securities, including the schedule of investments, as of November 30, 1998, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five-year period ended November 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion of these financial statements and financial highlights based on our audit.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for Short-Term U.S. Government Securities as of November 30, 1998, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
January 15, 1999

Trust for Short-Term U.S.Government Securities

JANUARY 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual reports to shareholders as they become available. To obtain the SAI, and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-2602

Cusip 898331103



8010415A (1/99)

STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES



     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for Short-Term U.S. Government Securities (Fund), dated January 31, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.

January 31, 1999

                     CONTENTS
                     How is the Fund Organized?
                     Securities in Which the Fund Invests
                     How is the Fund Sold?
                     Subaccounting Services
                     Redemption in Kind
                     Massachusetts Partnership Law
                     Account and Share Information
                     Tax Information
                     Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                     Who is Federated Investors, Inc.?
                     Addresses

CUSIP 898331103

8010415B (1/99)

HOW IS THE FUND ORGANIZED?



     The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 30, 1975.



SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S. Treasury zero coupon securities.

MORTGAGE BACKED SECURITIES



     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. Mortgage backed securities that are isued by GSEs may be used as the underlying collateral for repurchase agreements.



\SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying collateral. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

WHEN ISSUED TRANSACTIONS

     When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions SO THAT the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund.

     When issued transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

     In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


INVESTMENT RISKS

CREDIT RISKS

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

     o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities. The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

     The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

PLEDGING ASSETS

The Fund will not pledge securities.

LENDING CASH OR SECURITIES

     The Fund will not make loans to other persons provided, however, that the purchasing or holding of bonds, debentures, notes and Certificates of Indebtedness or other debt securities of the U.S. Government or its agencies or instrumentalities shall not be prohibited. In addition, the Fund may enter into repurchase agreements covering U.S. Government securities with banks and other financial institutions as permitted by its investment objective and policies.

ACQUIRING SECURITIES

     The Fund will not acquire voting securities except as part of a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN COMMODITIES

     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

     The Fund will not purchase or sell real estate, including limited partnership interests.

DIVERSIFICATION OF INVESTMENTS

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.



     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities, "as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.


INVESTING FOR CONTROL

     The Fund will not invest in securities of a company for the purpose of exercising control or management.

     For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

     The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



UNDERWRITING

The Fund will not engage in underwriting of securities issued by others.



REGULATORY COMPLIANCE

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating sources, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.



     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES



     The Fund may pay Federated Shareholder Services Company , a subsidiary of Federated Investors, Inc.(Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW



     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.



     In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS



     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

     As of January 6, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Shares: Canab Company, Calumet National Bank, Hammond, Indiana, owned approximately 43,480,953 shares (6.82%), and North Fork Bank, Mattituck, New York, owned approximately 37,764,398 shares (5.92%).

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.



WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES



     The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex includes 56 investment companies, whose investment adviser are affiliated with the Fund's Adviser.

     As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

     An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.






------------------------     --------------------------------------------     -----------     TOTAL
NAME                                                                                          COMPENSATION
BIRTHDATE                                                                     AGGREGATE       FROM TRUST
------------------------     PRINCIPAL OCCUPATIONS                            COMPENSATION    AND FUND COMPLEX
ADDRESS                      FOR PAST 5 YEARS                                 FROM TRUST
POSITION WITH TRUST


JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex.                           Trust and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund          $1,443.74     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.               $1,588.35     in the Fund
JOHN T. CONROY                                                                                Complex
Birthdate: June 23, 1937     Director or Trustee of the Federated Fund
Wood/IPC Commercial          Complex; President, Investment Properties                        $125,264.48 for
Dept.                        Corporation; Senior Vice President, John R.                      the
John R. Wood                 Wood and Associates, Inc., Realtors;                             Trust and
Associates, Inc.             Partner or Trustee in private real estate                         54 other
Realtors                     ventures in SouthWest Florida; formerly:                         investment
3255 Tamiami Trail           President, Naples Property Management, Inc.                      companies
North Naples, Fl             and Northgate Village Development                                in the Fund
TRUSTEE                      Corporation.                                                     Complex



WILLIAM J. COPELAND          Director or Trustee of the Federated Fund          $1,588.35     $125,264.48 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Trust and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
TRUSTEE                      Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previous Positions: Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

JAMES E. DOWD, ESQ.          Director or Trustee of the Federated Fund          $1,588.35     $125,264.48 for
Birthdate: May 18, 1922      Complex; Attorney-at-law; Director, The                          the
571 Hayward Mill Road        Emerging Germany Fund, Inc.                                      Trust and
Concord, MA                                                                                   54 other
TRUSTEE                      Previous Positions: President, Boston Stock                      investment

                             Exchange, Inc.; Regional Administrator,                          companies
                             United States Securities and Exchange                            in the Fund
                             Commission.                                                      Complex

LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund          $1,443.74     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

EDWARD L. FLAHERTY,          Director or Trustee of the Federated Fund          $1,588.35     $125,264.48 for
JR., ESQ. #                  Complex; Attorney, of Counsel, Miller,                           the
Birthdate: June 18, 1924     Ament, Henny & Kochuba; Director Emeritus,                       Trust and
Miller, Ament, Henny &       Eat'N Park Restaurants, Inc.; formerly:                          54 other
Kochuba                      Counsel, Horizon Financial, F.A., Western                        investment
205 Ross Street              Region; Partner, Meyer and Flaherty.                             companies
Pittsburgh, PA                                                                                in the Fund
TRUSTEE                                                                                       Complex
PETER E. MADDEN              Director or Trustee of the Federated Fund          $1,443.74     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Previous Positions: Director, VISA USA and                       in the Fund
                             VISA International; Chairman and Director,                       Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund          $1,443.74     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and
1932                         Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
TRUSTEE                      Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

WESLEY W. POSVAR             Director or Trustee of the Federated Fund          $1,443.74     $113,860.22
Birthdate: September         Complex; President, World Society of                             for the
14, 1925                     Ekistics (metropolitan planning), Athens;                        Trust and
1202 Cathedral of            Professor, International Politics;                               54 other
Learning                     Management Consultant; Trustee, Carnegie                         investment
University of Pittsburgh     Endowment for International Peace, RAND                          companies
Pittsburgh, PA               Corporation, Online Computer Library                             in the Fund
TRUSTEE                      Center, Inc., National Defense University                        Complex
                             and U.S. Space Foundation; President
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board; Trustee Czech Management

                             Center, Prague.

                             Previous Positions: Professor, United
                             States Military Academy; Professor, United
                             States Air Force Academy.

MARJORIE P. SMUTS            Director or Trustee of the Federated Fund          $1,443.74     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Trust and
Pittsburgh, PA                                                                                54 other
TRUSTEE                      Previous Positions: National Spokesperson,                       investment
                             Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

GLEN R. JOHNSON              Trustee, Federated Investors, Inc.; staff                 $0     $0 for the
Birthdate: May 2, 1929       member, Federated Securities Corp.                               Trust and
Federated Investors                                                                           8 other
Tower                                                                                         investment
1001 Liberty Avenue                                                                           companies
Pittsburgh, PA                                                                                in the Fund
PRESIDENT                                                                                     Complex
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and
1949                         Trustee of some of the Funds in the                              16 other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       in the Fund
Pittsburgh, PA               Federated Management, and Federated                              Complex
EXECUTIVE VICE PRESIDENT     Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                companies
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and
1954                         Division, Federated Investors, Inc.;                             54 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Trust and
Federated Investors          Director or Trustee of some of the Funds in                      6 other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies
Pittsburgh, PA               Chairman and Director, Federated Securities                      in the Fund
VICE PRESIDENT               Corp.                                                            Complex

WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and
Federated Investors          Complex; Executive Vice President,                               41 other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies
Pittsburgh, PA               Federated Management, Federated Research,                        in the Fund
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered                          Complex
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

SUSAN R. HILL                Susan R. Hill is Vice President of the                    $0     $0 for the
Birthdate: June 20, 1963     Trust.  Ms. Hill joined Federated Investors                      Trust and
Federated Investors          in 1990 and has been a Portfolio Manager                         9 other
Tower                        since 1993 and a Vice President of the                           investment
1001 Liberty Avenue          Fund's investment adviser since January                          companies
Pittsburgh, PA               1997.  Ms. Hill was a Portfolio Manager and                      in the Fund
VICE PRESIDENT               an Assistant Vice President of the                               Complex
                             investment adviser from 1994 until 1997.

                             Ms. Hill is a Chartered Financial Analyst

                             and received an M.S. in Industrial

                             Administration from Carnegie Mellon
                             University.



     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.



INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.



     The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.40% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.



OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE
FEE                             FEDERATED FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------



     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.



     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditors  for the Fund.

FEES PAID BY THE FUND FOR SERVICES
FOR THE YEAR ENDED                                              PRIOR YEAR          PRIOR YEAR

--------------------------------          CURRENT YEAR

 NOVEMBER 30, 1998

Advisory Fee Earned                         $2,624,751          $2,876,062          $3,475,000
---------------------------------
Advisory Fee Reduction                        $721,130            $859,298          $1,042,638
---------------------------------
Brokerage Commissions                               $0

---------------------------------
Administrative Fee                            $494,765            $542,857            $656,745
---------------------------------
Shareholder Services Fee                      $328,094

---------------------------------




     If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by Shareholders who use the transfer agent's subaccounting facilities.




HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD

     Total returns given for the one-, five- and ten-year periods ended November 30, 1998.



Yield and Effective Yield  given for the 7-day period ended November 30, 1998.

                     7-DAY PERIOD      1 Year             5 Years     10 Years

Total Return                             5.20               4.96        5.44
Yield                  4.69

Effective Yield        4.80



TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD



     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power: and subtracting 1 from the result.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment is Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

     Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT
     Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

     A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.



FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

 MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

     FEDERATED CLIENTS OVERVIEWFederated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to fund clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Research
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA
02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA
02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche
125 Summer Street

Boston, MA
02110-1617